Dispositions (New England Gas Generating Facilities and Bayside) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Details of the assets and liabilities classified as held for sale [Line items]
Current assets held for sale	$ 85	$ 53
Total assets held for sale	1,619	777
Current liabilities associated with assets held for sale	114	20
Long-term liabilities associated with assets held for sale	$ 899	2
New England Gas Generating Facilities | Disposition
Details of the assets and liabilities classified as held for sale [Line items]
Receivables and other current assets		40
Inventory		13
Current assets held for sale		53
Property, plant and equipment		777
Total assets held for sale		777
Total assets held for sale		830
Accounts payable and other current liabilities		20
Current liabilities associated with assets held for sale		20
Other long-term liabilities		2
Long-term liabilities associated with assets held for sale		2
Total liabilities associated with assets held for sale		$ 22